Fair value measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
ASSETS
asset position	$ 1,637	$ 77
Significant Other Observable Inputs (Level 2) | Designated as cash flow hedges
ASSETS
Total	130	0
LIABILITIES
Total	0	16
Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges
ASSETS
Total	1,507	77
LIABILITIES
Total	1,080	609
Bunker swaps | Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges
ASSETS
asset position	1,507	60
Forward freight agreements | Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges
ASSETS
asset position		17
LIABILITIES
liability position	1,080
Interest rate swaps | Significant Other Observable Inputs (Level 2) | Designated as cash flow hedges
ASSETS
asset position	$ 130
LIABILITIES
liability position		16
Interest rate swaps | Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges
LIABILITIES
liability position		$ 609